Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The provision for income taxes consists of the following (in millions):

	Year Ended December 31,
	2013	2014	2015
Current:
Federal	$2,394	$2,716	$3,235
State	127	157	(397)
Foreign	711	774	723
Total	3,232	3,647	3,561
Deferred:
Federal	(421)	29	(198)
State	0	6	(43)
Foreign	(72)	(43)	(17)
Total	(493)	(8)	(258)
Provision for income taxes	$2,739	$3,639	$3,303

Schedule of effective income tax rate reconciliation
The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows (in millions):

	Year Ended December 31,
	2013	2014	2015
Expected provision at federal statutory tax rate (35%)	$5,567	$6,041	$6,878
State taxes, net of federal benefit	133	132	(291)
Change in valuation allowance	(641)	(164)	(65)
Foreign rate differential	(2,482)	(2,109)	(2,624)
Federal research credit	(433)	(318)	(407)
Basis difference in investment of Arris	644	0	0
Other adjustments	(49)	57	(188)
Provision for income taxes	$2,739	$3,639	$3,303

Schedule of deferred tax assets and liabilities
Significant components of our deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2014	2015
Deferred tax assets:
Stock-based compensation expense	$376	$534
State taxes	133	119
Investment loss	133	144
Legal settlement accruals	175	101
Accrued employee benefits	671	832
Accruals and reserves not currently deductible	175	245
Net operating losses	207	230
Tax credits	262	503
Basis difference in investment of Arris	1,347	1,357
Prepaid cost sharing	0	3,468
Other	243	337
Total deferred tax assets	3,722	7,870
Valuation allowance	(1,659)	(1,732)
Total deferred tax assets net of valuation allowance	2,063	6,138
Deferred tax liabilities:
Depreciation and amortization	(852)	(1,126)
Identified intangibles	(965)	(787)
Mark-to-market investments	(273)	(93)
Renewable energy investments	(430)	(529)
Foreign earnings	0	(3,468)
Other	(125)	(73)
Total deferred tax liabilities	(2,645)	(6,076)
Net deferred tax liabilities	$(582)	$62

Summary of income tax contingencies
The following table summarizes the activity related to our gross unrecognized tax benefits from January 1, 2013 to December 31, 2015 (in millions):

Balance as of January 1, 2013	$1,907
Increases related to prior year tax positions	158
Decreases related to prior year tax positions	(37)
Decreases related to settlement with tax authorities	(78)
Increases related to current year tax positions	552
Balance as of December 31, 2013	2,502
Increases related to prior year tax positions	66
Decreases related to prior year tax positions	(44)
Decreases related to settlement with tax authorities	(1)
Increases related to current year tax positions	771
Balance as of December 31, 2014	3,294
Increases related to prior year tax positions	224
Decreases related to prior year tax positions	(176)
Decreases related to settlement with tax authorities	(27)
Increases related to current year tax positions	852
Balance as of December 31, 2015	$4,167